Fair Value Measurement - Summary of Change in Fair Value of The Warrant Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Silicon Valley Bank
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Conversion of Silicon Valley Bank warrants to common stock	$ 308
Fair Value, Inputs, Level 3
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance		$ 197
Change in fair value		198
Fair Value, Inputs, Level 3 | European Investment Bank1 [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Issuance of warrants		3,612
Fair Value, Inputs, Level 3 | Contingent Earnout Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Ending balance	11,369	0
Contingent earnout liability recognized upon the closing of the reverse recapitalization	78,395
Change in fair value included in other income (expense), net	(67,026)
Fair Value, Inputs, Level 3 | Contingent Interest Embedded Derivative
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Ending balance	0	0
Contingent interest embedded derivative recognized relating to the FP Term Loan agreement	8,922
Contingent interest embedded derivative derecognized upon the execution of the FP amendment	(8,922)
Fair Value, Inputs, Level 3 | Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	4,007
Ending balance	0	$ 4,007
Conversion of Silicon Valley Bank warrants to common stock	(308)
Exercise of Series C preferred warrants	(891)
Change in fair value included in other income (expense), net	19,466
Transferred to Level 2 upon the closing of the reverse recapitalization	(22,582)
Fair Value, Inputs, Level 3 | Warrant Liability | Silicon Valley Bank
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Issuance of warrants	$ 308